Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 83,955	¥ 114,126
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Translating foreign operations reserve, balance remaining	53,003	2,496
Changes in translating foreign operations reserve	12,187	379,777
Fair value hedges [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	411,761	672,759
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	¥ 597	¥ 747